Noncontrolling Interests [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Changes In MUFG's Ownership Interests In Subsidiaries [Table Text Block]

	2011	2012	2013
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥452,645	¥416,231	¥1,069,124
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)	20,550	—	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	—	(20,000)	—
Purchase of shares of Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. from noncontrolling interest shareholders (Note 2)	—	—	(30,655)
Other	3,859	759	(412)

Net transfers from (to) the noncontrolling interest shareholders	24,409	(19,241)	(31,067)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥477,054	¥396,990	¥1,038,057